Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
9.  Subsequent Events

Management performed its evaluation of subsequent events through the date of filing, and has determined that there were   no subsequent events requiring adjustments of or disclosure in the financial statements.